Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of key management personnel compensation [abstract]
Social Security contributions	$ 257	$ 182	$ 133